OTHER NON-CURRENT LIABILITIES - Summary of Other Non-current Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 824	$ 499
Lease liabilities	1,049	690
Derivative liability	371	277
Provisions	7	16
Deferred revenue	21	16
Loans and notes payable	171	1
Total other non-current liabilities	2,443	1,499
Interest expense on lease liabilities	$ 58	$ 59